Financial Instruments and Risk Management (Details) - Schedule of financial assets represents the maximum credit exposure - Credit risk [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management (Details) - Schedule of financial assets represents the maximum credit exposure [Line Items]
Cash and cash equivalents	$ 6,783	$ 23,749
Deposits	7,120
Other current assets (Restricted deposits)	56	120
Total	$ 13,959	$ 23,869